Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible Assets

Acquired intangible assets were as follows as of year end.

	2018			2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets(1):
MSRs	$2,110	$446	$1,664	$1,065	$322	$743
Core deposit intangibles	14,792	7,104	7,688	7,274	6,738	536
Total amortized intangible assets	$16,902	$7,550	$9,352	$8,339	$7,060	$1,279

(1)	Excludes fully amortized intangible assets

Schedule of Estimated Future Amortization Expense

Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2019	$88	$945	$1,033
2020	88	914	1,002
2021	87	891	978
2022	87	868	955
2023	86	841	927
Thereafter	1,228	3,229	4,457
	$1,664	$7,688	$9,352